UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22973

AMG PANTHEON PRIVATE EQUITY FUND, LLC

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: June 30, 2015 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Pantheon Private Equity Fund, LLC

Schedule of Investments (unaudited)

June 30, 2015

AMG Pantheon Private Equity Fund, LLC (a)

Value
Investment in Master Fund – 99.9%

Investment in AMG Pantheon Private Equity Master Fund, LLC (b) *	$1,026,155

Other Assets, less Liabilities – 0.1%	1,426

Net Assets – 100.0%	$1,027,581

(a)	Invests the majority of its assets in AMG Pantheon Private Equity Master Fund, LLC (the “Master Fund”), a privately held closed end fund.
(b)	Categorized as Level 3 investment.
*	Investment at Cost is $1,007,064

Below is the portfolio of the Master Fund:

	Initial Acquisition Date	Shares	Value
Common Stocks - 10.0%

Barracuda Networks Inc*,(a)		8	$317

Digital Bridge U.S. Tower Holdings, LLC**,(a)	11/3/2014	10	401,415

Palermo TT Holdings, Inc.**,(a)	12/12/2014	333	361,013

SPC RP Investor, LLC**,(a)(2)	05/26/2015	276,889	276,889

Total Common Stocks(3)			1,039,634

Partnership Interest - 8.7%

American Tire Distributors**,(a)(2)	02/27/2015	500,000	500,000

WP-LH Co-Investment, L.P.**,(a)(2)	06/25/2015	400,000	400,000

Total Partnership Interest(3)			900,000

Private Investment Funds - 5.9%

Francisco Partners III, L.P. **(2)	01/05/2015	205,689	220,302

Providence Equity Partners VI L.P. **(2)	12/12/2014	367,188	391,694

Total Private Investment Funds(3)			611,996

Exchange Traded Funds - 20.0%
SPDR® S&P 500 ETF Trust(3)		10,080	2,074,968

AMG Pantheon Private Equity Fund, LLC

Schedule of Investments (unaudited) (continued)

June 30, 2015

Initial Acquisition Date	Shares	Value
Short-Term Investments - 58.3%

Other Investment Companies - 58.3%

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%(1)(3)	6,040,572	$6,040,572

Total Investments - 102.9% (cost $10,578,760)		10,667,170

Other Assets, less Liabilities - (2.9%)		(298,477)

Net Assets - 100.0%		$10,368,693

*	Investment was received from a distribution from a Private Investment Fund.
**	Investment is issued in a private placement and is restricted to resale. Cost of restricted securities at June 30, 2015 was $2,491,702.
(a)	Non-income producing.
(1)	Yield shown represents the June 30, 2015 seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
(2)	Security does not issue shares. Amount shown represents the Master Fund’s net investment in the security as of June 30, 2015.
(3)	Cost of Investments by asset type is as follows: Common Stocks $1,019,146, Partnership Interest $900,000, Private Investment Funds $572,877, Exchange Traded Funds $2,046,165 and Short-Term Investments $6,040,572.

AMG Pantheon Private Equity Fund, LLC

Notes to Schedule of Investments (unaudited)

June 30, 2015

The Fund records its investment in the Master Fund at value based on the net asset value per unit of the Master Fund. Valuation policies for securities held by the Master Fund are discussed below. The investment in the Master Fund is valued using an unobservable Level 3 input.

During the period ended June 30, 2015, the Fund purchased $75,000 of the Master Fund, and the Fund’s position in the Master Fund generated unrealized appreciation of $1,908.

The following table summarizes the inputs used to value the Master Fund’s net assets by the fair value hierarchy levels as of June 30, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Common Stocks	$317	—	$1,039,317	$1,039,634
Partnership Interest	—	—	900,000	900,000
Private Investment Funds	—	—	611,996	611,996
Exchange Traded Funds	2,074,968	—	—	2,074,968
Short-Term Investments
Other Investment Companies	6,040,572	—	—	6,040,572

Total Investments	$8,115,857	—	$2,551,313	$10,677,170

As of June 30, 2015, the Master Fund had no transfers from the beginning of the reporting period.

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Partnership Interest	Private Investment Funds	Total
Balance as of March 31, 2015	$693,115	$500,000	$634,805	$1,827,920
Purchases	324,930	400,000	—	724,930
Sales & Distributions	—	—	(19,618)	(19,618)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Net realized gain/(loss)	—	—	—	—
Net change in unrealized appreciation/(depreciation)	21,272	—	(3,191)	18,081

Balance as of June 30, 2015	$1,039,317	$900,000	$611,996	$2,551,313

Net unrealized appreciation/(depreciation) on securities held at June 30, 2015	$20,493	$—	$39,118	$59,611

AMG Pantheon Private Equity Fund, LLC

Notes to Schedule of Investments (unaudited) (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of June 30, 2015. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Fair Value as of June 30, 2015	Valuation Techniques	Unobservable Inputs	Ranges
Common Stocks	$1,039,317	Cost Multiple	Cost Multiple	1
Partnership Interest	900,000	Cost Multiple	Cost Multiple	1
Private Investment Funds	611,996	General Partner Net Asset Value	Net Asset Value	n/a

Total	$2,551,313

FAIR VALUE MEASUREMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Master Fund (the “Board”).

For co-investments in portfolio companies, the Board uses the market approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Investment Funds are generally based on the valuations provided by the general partners or managers of underlying fund investments. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial statements of the respective Investment Fund. In reviewing these underlying valuations, the Board is advised by the Pantheon Ventures (US) LP (the “Investment Manager”), who reviews the capital account balances and may adjust the value of each Master Fund investment.

AMG Pantheon Private Equity Fund, LLC

Notes to Schedule of Investments (unaudited) (continued)

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with a monthly analysis showing, all outstanding securities fair valued by the Valuation Committee, including a comparison with the prior month end and the percentage of the Master Fund that the security represents at each month end.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

AMG Pantheon Private Equity Fund, LLC

Notes to Schedule of Investments (unaudited) (continued)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited” after a three to seven year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publically available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•	Primary Investments: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fund raising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•	Secondary Investments: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

AMG Pantheon Private Equity Fund, LLC

Notes to Schedule of Investments (unaudited) (continued)

•	Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees or bear significantly reduced fees.

As of June 30, 2015, the Master Fund’s investment portfolio composition was as follows:

	Market Value	% of Private Equity and Investment Funds Market Value
Primary Investments	—	—
Secondary Investments	$611,996	24.0%
Co-Investments*	1,939,317	76.0%

Total	$2,551,313	100.0%

*	The Master Fund has committed $2,230,550 of capital to Co-Investment securities of which $1,918,825 has been funded.

A listing of the Investment Funds held by the Master Fund and their attributes, as of June 30, 2015 are shown in the table below.

Investment Category	Investment Strategy	Fair value	Commitments	Remaining life	Redemption frequency	Notice (In days)	Redemption Restrictions

Buyout	Control investments in established, cashflow positive companies with focus on mid- or large- capitalization companies.	$611,996	$655,946	2-6 years	Not Redeemable	n/a	n/a

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: August 31, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: August 31, 2015